Retirement Benefit Plans - Weighted Average Actuarial Assumptions Used to Determine Net Pension Expense for Our Defined Benefit Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	5.27%	4.97%	5.25%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	1.71%	2.18%	2.60%
Rate of compensation increase	2.46%	2.49%	2.33%
Expected long-term rate of return on plan assets	3.02%	3.30%	3.17%